Nature of Business and Significant Accounting Policies - Schedule of Principles of Consolidation (Details) (Parenthetical)	Dec. 31, 2017	Dec. 02, 2015	Dec. 08, 2014	Jul. 08, 2014
Key Experts and Advisors [Member]
Ownership percent				16.00%
Investor [Member]
Ownership percent		3.00%	1.60%
Players Network [Member]
Ownership percent	85.40%	85.40%		84.00%
Minority interests ownership percent	14.60%	14.60%